Fees Summary	Aug. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,969,750
Previously Paid Amount	0.00
Total Fee Amount	1,100.62
Total Offset Amount	0.00
Net Fee	1,100.62
Narrative - Max Aggregate Offering Price	$ 7,969,750
Final Prospectus	true